Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Summary of Related Parties and Relationship with the Group
Name	Relationship with the Group
Xiaomi Communication Technology Co. Ltd.("Xiaomi Communication")	Controlled by one of the Company’s shareholders
Xiaomi Technology Co. Ltd. ("Xiaomi Technology")	Controlled by one of the Company’s shareholders
Beijing Xiaomi Mobile Software Co. Ltd.("Xiaomi Mobile")	Controlled by one of the Company’s shareholders
Guangzhou Xiaomi Information Service Co. Ltd ("Xiaomi Information", together with Xiaomi Communication, Xiaomi Technology, Xiaomi Mobile, as "Xiaomi")	Controlled by one of the Company’s shareholders
Hefei Huaying Xinzhi Fund Partnership.(Limited Partnership)("Huaying Fund")	Long-term investee of the Group
Hangzhou Yunyou Technology Co. Ltd.("Hanzhou Yunyou")	Significant influence by one of the Company’s shareholders

Summary of Amount Due from/to Related Parties

	As of December 31,
	2017	2018
	RMB	RMB
Amount due from related parties:
Xiaomi Communication (a)	566,732	631,204
Xiaomi Information (a)	908	9,727
Xiaomi Technology (a)	—	7,442
Hangzhou Yunyou (b)	—	5,143
Others (c)	10,814	2,883
Total	578,454	656,399

22. RELATED PARTY BALANCES AND TRANSACTIONS – CONTINUED

(1)	Balances: – continued

	As of December 31,
	2017	2018
	RMB	RMB
Amount due to related parties, current:
Huaying Fund	(3,061)	—
Xiaomi Mobile (d)	(4,752)	(10,350)
Others	(330)	(345)
Total	(8,143)	(10,695)
Amount due to related party, non-current:
Huaying Fund	(3,076)	—
Total	(3,076)	—

(a)

The amount due from Xiaomi represents receivables from the sales of products and services.

(b)
In 2018, the group provided a RMB 5,000 loan to Hangzhou Yunyou, with annual interest of 15% and maturing in April 2019.
(c)	The amount due from others mostly represents the withholding tax receivables from certain management paid by the Group on behalf of them in 2017, which has been collected in 2018.
(d)	The amount due to Xiaomi Mobile represents the payable expense for cloud service provided by Xiaomi Mobile
(e)	The Group disposed five long-term investments and one long-term investment to Huaying Fund and recorded RMB284 and RMB31 gain during the years ended December 31, 2017 and 2018, respectively.

Summary of Sales to Related Parties
(2)	Transactions:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Sales to related parties:
Xiaomi Communication	1,448,960	1,773,595	2,798,824
Xiaomi Information	—	1,318	17,859
Xiaomi Technology	711	2,072	—
Others	256	1,655	312
Total	1,449,927	1,778,640	2,816,995

Summary of Other to Related Party
	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Others:
Loan provided to related parties (b)	16,071	(8,000)	5,143
Investments disposed to a related party (e)	—	22,047	3,061